WCM Alternatives Credit Event Fund
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

	Shares	Value
LONG INVESTMENTS - 109.20%
SPECIAL PURPOSE ACQUISITION COMPANIES - 45.32% (a)
Alberton Acquisition Corporation (b)	19,986	$198,861
CF Finance Acquisition Corporation	15,441	157,498
CM Seven Star Acquisition Corporation (b)(e)	23,605	243,839
FinTech Acquisition Corporation III	15,106	147,284
Graf Industrial Corporation	5,933	58,381
Hennessy Capital Acquisition Corporation IV	7,720	77,818
Legacy Acquisition Corporation Class A	8,245	82,780
Mudrick Capital Acquisition Corporation Class A	1,950	19,656
Pensare Acquisition Corporation	14,833	152,038
Pivotal Acquisition Corporation	7,598	77,424
Pure Acquisition Corporation (e)	15,882	159,614
Thunder Bridge Acquisition Ltd. Class A (b)	5,911	60,292
Trident Acquisitions Corporation	13,565	138,227
Trinity Merger Corporation Class A	7,578	77,447
Tuscan Holdings Corporation	10,713	111,715
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $1,707,836)		1,762,874

CLOSED-END FUNDS - 0.11%
Apollo Tactical Income Fund, Inc.	23	338
Ares Dynamic Credit Allocation Fund	173	2,567
BlackRock Debt Strategies Fund, Inc.	93	997
Nuveen Credit Strategies Income Fund	58	448
TOTAL CLOSED-END FUNDS (Cost $4,658)		4,350

PREFERRED STOCKS - 1.85% (a)(g)
Freddie Mac, 8.375%, Series Z	7,158	71,866
TOTAL PREFERRED STOCKS (Cost $64,399)		71,866

WARRANTS - 0.60% (a)
FinTech Acquisition Corporation III Class A
Expiration: December 2023, Exercise Price: $11.50	7,553	6,873
Graf Industrial Corporation
Expiration: December 2025, Exercise Price: $11.50	5,933	1,957
Mudrick Capital Acquisition Corporation Class A
Expiration: March 2025, Exercise Price: $11.50	1,950	1,073
Pure Acquisition Corporation
Expiration: April 2023, Exercise Price: $11.50 (e)	7,903	9,247
Thunder Bridge Acquisition Ltd. Class A
Expiration: July 2022, Exercise Price: $11.50 (b)	5,911	4,256
TOTAL WARRANTS (Cost $21,116)		23,406

Principal Amount
BANK LOANS - 4.89% (e)(g)
Tribune Media Company
5.499% (1 Month LIBOR+ 3.000%), 1/26/2024 (g)	$190,000	190,238
TOTAL BANK LOANS (Cost $190,108)		190,238

CORPORATE BONDS - 54.08% (e)
Acadia Healthcare Company, Inc.
5.125%, 7/1/2022	153,000	154,148
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.250%, 5/15/2024 (b)(f)(h)	225,000	237,869
EIG Investors Corporation
10.875%, 2/1/2024	182,000	192,465
Enbridge, Inc.
6.000% (Fixed at 6.000% until 2027), 1/15/2077 (b)(g)	137,000	136,175
GenOn Energy, Inc. / NRG Americas, Inc.
9.392% (6 Month LIBOR + 6.500%), 12/1/2023 (g)	184,000	183,540
MEG Energy Corporation
6.500%, 1/15/2025 (b)(f)	112,000	110,740
Momentive Performance Materials, Inc.
3.880%, 10/24/2021	186,000	201,113
Multi-Color Corporation
4.875%, 11/1/2025 (f)(h)	57,000	58,995
Nationstar Mortgage LLC / Nationstar Capital Corporation
6.500%, 7/1/2021	25,000	25,063
6.500%, 6/1/2022	16,000	15,780
Nielsen Finance LLC / Nielsen Finance Company
5.000%, 4/15/2022 (f)	203,000	201,985
Rent-A-Center, Inc.
6.625%, 11/15/2020	12,000	12,030
4.750%, 5/1/2021	184,000	180,780
Unitymedia GmbH
6.125%, 1/15/2025 (b)(f)	148,000	154,349
Univar USA, Inc.
6.750%, 7/15/2023 (f)(h)	232,000	238,264
TOTAL CORPORATE BONDS (Cost $2,103,248)		2,103,296

	Shares
SHORT-TERM INVESTMENTS - 2.35%
MONEY MARKET FUNDS - 2.35%
JPMorgan U.S. Government Money Market Fund, Institutional Share Class, , 2.33% (c)(d)	91,211	91,211
TOTAL SHORT-TERM INVESTMENTS
(Cost $91,211)		91,211
TOTAL NET INVESTMENTS
(Cost $4,182,576) - 109.20%		4,247,241
OTHER LIABILITIES IN EXCESS OF ASSETS - (9.20)%		(357,874)
TOTAL NET ASSETS - 100.00%		$3,889,367

LIBOR	- London Interbank Offered Rate
(a)	Non-income producing security.
(b)	Foreign Security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2019.
(d)	All or a portion of the shares have been committed as collateral for swap contracts.
(e)	Level 2 Security. Please see footnote (l) on the Schedule of Investments for more information.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2019, these securities represent 25.77% of total net assets.

(g)	The coupon rate shown on variable rate securities represents the rate as of March 31, 2019.
(h)	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.
(i)	As of March 31, 2019, the components of accumulated earnings (losses) for income tax purposes were as follows*:

Total Portfolio
Tax Cost (1)	$3,777,710

Gross unrealized appreciation(2)	$89,326
Gross unrealized depreciation(2)	(47,710)
Net unrealized depreciation	$41,616

(1) Tax cost represents tax on investments, net of proceeds on reverse repurchase agreements.
(2) Includes investments, open swap contracts and reverse repurchase agreement appreciation and/or depreciation.

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent annual report.

(l)	Investment Valuation

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

Due to the short-term nature of the reverse repurchase agreements, amortized cost approximates fair value at March 31, 2019. These securities are generally classified as Level 2 investments.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Fund to calculate their NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2019. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Special Purpose Acquisition Companies	$1,359,421	$403,453	$-	$1,762,874
Closed-End Funds	4,350	-	-	4,350
Preferred Stocks	71,866	-	-	71,866
Warrants	14,159	9,247	-	23,406
Bank Loans	-	190,238	-	190,238
Corporate Bonds	-	2,103,296	-	2,103,296
Short-Term Investments	91,211	-	-	91,211
Total	$1,541,007	$2,706,234	$-	$4,247,241

Liabilities
Swap Contracts**	$-	$(23,049)	$-	$(23,049)
Reverse Repurchase Agreements	-	(404,866)	-	(404,866)
Total	$-	$(427,915)	$-	$(427,915)

** Swap contracts contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

There were no transfers to level 3 securities during the three months ended March 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S Bank Global Fund Services.

WCM Alternatives Credit Event Fund
SCHEDULE OF INVESTMENTS
Open Swap Contracts
March 31, 2019 (Unaudited)

Counterparty	Security	Termination Date	Pay/Receive on Financing Rate	Financing Rate	Payment Frequency	Shares	Notional Amount	Unrealized Appreciation (Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
JPM	Apollo Tactical Income Fund, Inc.	12/27/2019	Pay	0.300% + 3 Month LIBOR	Quarterly	546	$ 7,495	$516
JPM	BlackRock Debt Strategies Fund, Inc.	5/23/2019	Pay	0.800% + 3 Month LIBOR	Quarterly	6,191	68,630	(2,373)
JPM	BlackRock Floating Rate Income Strategies Fund, Inc.	8/30/2019	Pay	0.462% + 3 Month LIBOR	Quarterly	4,417	59,362	(4,236)
JPM	Colony Capital, Inc., 8.750%, Series E	4/27/2019	Pay	0.826% + 3 Month LIBOR	Quarterly	6,970	177,240	(2,093)
JPM	Eaton Vance Floating-Rate Income Trust	11/28/2019	Pay	0.800% + 3 Month LIBOR	Quarterly	4,124	55,764	(1,445)
JPM	Eaton Vance Senior Floating-Rate Income Trust	8/30/2019	Pay	1.000% + 3 Month LIBOR	Quarterly	2,841	40,086	(3,165)
JPM	First Trust Senior Floating Rate Income Fund II	3/18/2020	Pay	0.800% + 3 Month LIBOR	Quarterly	5,272	63,106	(863)
JPM	Invesco Dynamic Credit Opportunities Fund	5/23/2019	Pay	0.802% + 3 Month LIBOR	Quarterly	8,430	97,062	(5,753)
JPM	Invesco Municipal Opportunity Trust	3/13/2020	Pay	0.300% + 3 Month LIBOR	Quarterly	1,733	20,732	(85)
JPM	Invesco Senior Income Trust	5/23/2019	Pay	1.000% + 3 Month LIBOR	Quarterly	27,652	119,841	(3,891)
JPM	Invesco Value Municipal Income Trust	3/13/2020	Pay	0.300% + 3 Month LIBOR	Quarterly	1,442	21,145	(380)
JPM	Nuveen AMT-Free Municipal Credit Income Fund	11/28/2019	Pay	0.300% + 3 Month LIBOR	Quarterly	1,413	19,230	2,094
JPM	Nuveen AMT-Free Quality Municipal Income Fund	11/28/2019	Pay	0.300% + 3 Month LIBOR	Quarterly	1,566	19,245	1,650
JPM	Nuveen California Quality Municipal Income Fund	11/28/2019	Pay	0.300% + 3 Month LIBOR	Quarterly	1,536	19,246	1,894
JPM	Nuveen Credit Strategies Income Fund	5/23/2019	Pay	0.800% + 3 Month LIBOR	Quarterly	8,620	68,756	(2,234)
JPM	Nuveen Preferred and Income 2022 Term Fund	11/29/2019	Pay	0.300% + 3 Month LIBOR	Quarterly	894	19,275	1,082
JPM	SLM Corporation, 4.311%, Series B	2/8/2020	Pay	1.100% + 3 Month LIBOR	Quarterly	2,007	133,465	910
JPM	Voya Prime Rate Trust	5/23/2019	Pay	1.000% + 3 Month LIBOR	Quarterly	24,016	119,285	(4,677)
								$(23,049)
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS
Reverse Repurchase Agreements
March 31, 2019 (Unaudited)

Counterparty	Rate	Trade Date	Maturity Date	Principle	Principle & Interest
JPM	3.237%	3/19/2019	4/17/2019	$(44,173)	$(44,221)
JPM	3.236%	3/21/2019	4/18/2019	(182,541)	(182,721)
JPM	3.236%	3/22/2019	4/18/2019	(178,152)	(178,312)
				$(404,866)	$(405,254)

JPM - JPMorgan Chase & Co., Inc.

The weighted average daily balance of reverse repurchase agreements during the three months ended March 31, 2019 was $356,216, at a weighted average interest rate of 3.27%. Total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at March 31, 2019 was $229,970.

Securities Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Reverse Repurchase Agreements
Corporate Bonds	$-	$(404,866)	$-	$-	$(404,866)
Total Borrowings	$-	$(404,866)	$-	$-	$(404,866)
Gross amount of recognized liabilities for reverse repurchase agreements					$(404,866)